Financial risk management - Schedule of changes in level 3 financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities) at beginning of period	£ 2,655
Financial assets (liabilities) at end of period	1,740	£ 2,655
Level 3
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities) at beginning of period	233	(12)
Net gains/(losses) for the year	67	154
Purchases	3	110
Settlements	(6)	(19)
Financial assets (liabilities) at end of period	297	233
Level 3 | Financing derivatives
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities) at beginning of period	(187)	(183)
Net gains/(losses) for the year	87	(4)
Purchases	0	0
Settlements	0	0
Financial assets (liabilities) at end of period	(100)	(187)
Gain (loss) on assets held at end of year	87	(4)
Level 3 | Commodity contract derivatives
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities) at beginning of period	44	(12)
Net gains/(losses) for the year	(18)	56
Purchases	(56)	17
Settlements	(6)	(17)
Financial assets (liabilities) at end of period	(36)	44
Gain (loss) on assets held at end of year	(41)	27
Level 3 | Other
Changes In Fair Value Measurement, Assets (Liabilities) [Roll Forward]
Financial assets (liabilities) at beginning of period	376	183
Net gains/(losses) for the year	(2)	102
Purchases	59	93
Settlements	0	(2)
Financial assets (liabilities) at end of period	£ 433	£ 376